Trade payables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade payables.
Payables	€ 4,437	€ 3,749
Invoices to be received	4,971	5,756
Total trade payables	€ 9,408	€ 9,505